UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Sterne Agee Asset Management
Address:    800 Shades Creek Parkway
            Suite 125
            Birmingham, AL 35209

Form 13F File Number: 028-05669

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    T. Jerry Harris
Title:   PRESIDENT
Phone:   205-414-3339

Signature, Place, and Date of Signing:

/s/ T. Jerry Harris               Birmingham, Alabama             10-08-2002
-----------------------      ------------------------------      --------------
(Signature)                           (City, State)                   (Date)

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.

[X]    13F NOTICE.

[ ]    13F COMBINATION REPORT.

List of other Managers Reporting for this Manager:

	Form 13F File Number	Name

	028-10282		Sterne, Agee & Leach Group, Inc.